Consolidated statement of financial position Investments and other non-current assets (Parenthetical) £ in Millions	12 Months Ended
Mar. 31, 2018 GBP (£)
Disclosure of operating segments [line items]
Decrease in investments and other non-current assets	£ 70
Investments and other non-current assets	3,182
Disposal of investments	134
Investments in joint ventures and associates	129
Recognition of non-current corporation tax asset	51
Quadgas HoldCo Limited
Disclosure of operating segments [line items]
Net reduction in investments accounted for using equity method	(17)
Shares In Dominion
Disclosure of operating segments [line items]
Disposal of investments	£ 173